UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Short Duration U.S. Government ETF
FTSD | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin Short Duration U.S. Government ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Short Duration U.S. Government ETF	$12	0.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$245,999,446
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	345
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Short Duration U.S. Government ETF	PAGE 1	FTSD-STSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Short Duration U.S. Government ETF
Financial Statements and Other Important Information
Semi-Annual  | September 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
September 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 40.5%
FHLMC — 10.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/26	$14,256	$14,180
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/49	649,653	624,684
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/54- 9/1/55	17,691,679	17,850,338
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/55	2,444,948	2,499,436
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.347%)	6.286%	3/1/35	55,503	57,051 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.475%)	6.244%	8/1/34	53,054	54,355 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.520%)	6.464%	4/1/36	28,751	29,570 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.538%)	6.420%	2/1/36	14,803	15,024 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.604%)	6.311%	9/1/36	406	414 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.623%)	6.439%	6/1/37	23,577	24,137 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.429%	12/1/36	18,978	19,583 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.485%	1/1/37	3,005	3,098 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.656%)	6.525%	1/1/36	4,342	4,483 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.658%)	6.517%	12/1/35	49,885	50,876 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.660%)	6.464%	1/1/38	14,203	14,577 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.733%)	6.358%	10/1/36	$2,814	$2,870 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.738%)	6.757%	4/1/37	11,777	12,088 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.740%)	6.535%	1/1/37	1,298	1,327 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.750%	4/1/34	2,287	2,322 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.737%	3/1/35	45,724	46,621 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.751%)	6.492%	1/1/42	37,425	38,800 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.761%)	6.619%	5/1/35	1,058	1,079 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.764%)	6.704%	9/1/37	229,747	238,840 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.771%)	6.577%	5/1/42	208,512	216,146 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.778%)	6.666%	5/1/35	76,002	78,826 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.796%)	6.654%	3/1/35	15,846	16,420 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.805%)	6.686%	9/1/35	28,106	28,589 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.821%)	6.667%	7/1/43	559,468	580,531 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.837%)	6.945%	9/1/36	2,622	2,686 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.843%)	6.800%	11/1/42	$177,612	$184,770 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.849%)	6.613%	9/1/36	21,016	21,660 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.861%)	6.788%	8/1/36	1,012	1,036 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.863%)	6.713%	7/1/35	1,949	1,993 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.867%)	6.655%	1/1/36	7,124	7,259 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.876%)	6.695%	3/1/36	106,447	110,042 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.894%)	6.746%	1/1/36	2,029	2,078 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.959%)	6.841%	9/1/36	8,345	8,509 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.980%)	6.891%	6/1/37	519	534 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.042%)	7.012%	3/1/36	1,588	1,637 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.695%)	5.817%	7/1/29	9,055	9,028 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.975%)	5.975%	7/1/33- 8/1/33	16,367	16,712 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.219%)	7.094%	10/1/33	42,209	43,217 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	7.046%	10/1/33	5,684	5,819 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.760%	11/1/33	$50,508	$51,763 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.479%	1/1/35	3,227	3,326 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.233%)	6.501%	7/1/37	14,930	15,350 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.237%)	6.470%	1/1/38	246,342	254,598 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	6.911%	10/1/35	30,804	31,946 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	6.552%	1/1/36	4,719	4,897 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.248%)	6.425%	6/1/37	43,799	45,046 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.249%)	6.477%	11/1/36	5,357	5,538 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.789%	9/1/33	1,511	1,552 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.551%	11/1/33	6,228	6,387 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.750%	11/1/33	6,167	6,311 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.250%	7/1/34- 7/1/36	65,635	67,680 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.375%	11/1/34	11,929	12,310 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.402%	11/1/34	11,460	11,840 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.500%	2/1/35	$8,839	$9,168 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.491%	10/1/38	24,190	24,797 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	6.499%	7/1/35	113,168	117,011 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	6.501%	2/1/36	15,553	16,162 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.265%)	6.453%	9/1/36	514,902	533,266 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.275%)	6.383%	6/1/34	8,795	9,002 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.313%)	6.604%	5/1/36	447,046	464,561 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.315%)	6.510%	3/1/35	3,845	3,986 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.331%)	6.474%	9/1/29	19,081	19,160 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.350%)	6.564%	1/1/37	7,598	7,802 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.357%)	6.894%	1/1/28	119	119 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.409%)	6.909%	11/1/33	14,445	14,792 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.500%)	6.762%	12/1/35	74,179	77,081 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.778%)	6.965%	1/1/29	227	228 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.847%)	7.168%	10/1/29	$1,191	$1,199 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.290%)	6.790%	9/1/30	69	70 (a)
Total FHLMC				24,760,193
FNMA — 19.5%
Federal National Mortgage Association (FNMA)	3.500%	10/1/25- 5/1/31	71,156	70,741
Federal National Mortgage Association (FNMA)	5.500%	3/1/53- 5/1/55	11,581,018	11,709,401
Federal National Mortgage Association (FNMA)	6.000%	7/1/53- 8/1/55	20,165,936	20,641,007
Federal National Mortgage Association (FNMA)	5.000%	12/1/54	4,740,931	4,706,710
Federal National Mortgage Association (FNMA)	5.500%	10/1/55	5,000,000	5,041,971 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.323%)	6.272%	10/1/34	10,198	10,303 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.344%)	5.994%	6/1/35	26,971	27,405 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.365%)	6.503%	10/1/35	2,643	2,689 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.445%)	6.150%	1/1/35	24,826	25,199 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.460%)	6.270%	2/1/36	11,434	11,771 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.501%)	6.988%	12/1/33	308	313 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.515%)	6.173%	7/1/35	3,579	3,686 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.538%)	6.523%	1/1/35	$11,494	$11,828 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.556%)	6.506%	1/1/35	5,774	5,937 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.561%)	6.435%	3/1/34	38,659	39,620 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	6.440%	4/1/33	4,029	4,092 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.595%)	6.470%	1/1/33	8,947	9,059 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.606%)	6.479%	7/1/36	21,928	22,375 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.617%)	6.411%	12/1/34	1,572	1,615 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.618%)	6.506%	1/1/38	29,648	30,596 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.620%)	6.582%	2/1/35	3,892	4,013 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.535%	2/1/35	4,821	4,891 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.548%	3/1/35	646	655 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.628%)	6.368%	11/1/35	62,821	64,653 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.630%)	6.442%	1/1/35	3,941	4,013 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.630%)	6.631%	5/1/35	9,085	9,401 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.631%)	6.452%	4/1/40	$100,449	$102,519 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.636%)	6.476%	12/1/34	4,989	5,087 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.640%)	6.708%	12/1/34	42,218	42,795 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.643%)	6.518%	12/1/32	766	781 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.643%)	6.483%	8/1/38	92,480	94,711 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.650%)	6.664%	11/1/34	3,005	3,088 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.663%)	6.642%	9/1/37	57,183	59,133 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.664%)	6.549%	7/1/35	17,182	17,554 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.667%)	6.493%	11/1/36	8,840	9,122 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.669%)	6.532%	3/1/42	105,015	107,826 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.674%)	6.617%	1/1/35	21,574	22,180 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.682%)	6.478%	8/1/37	28,069	28,688 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.687%)	6.650%	3/1/35	1,288	1,316 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.690%)	6.497%	12/1/39	11,907	12,352 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.697%)	6.484%	11/1/36	$46,076	$47,104 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.703%)	6.703%	7/1/35	3,253	3,319 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.721%)	6.585%	1/1/37	16,810	17,211 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.724%)	6.592%	7/1/42	643,619	666,784 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.726%)	6.708%	9/1/37	196,015	202,416 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.728%)	6.618%	5/1/38	431,968	448,505 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.730%)	6.394%	6/1/35	4,780	4,886 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.745%)	6.579%	10/1/34	2,016	2,046 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.750%	10/1/33	14,709	14,918 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.659%	3/1/35	9,452	9,649 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.535%	9/1/35	40,670	41,524 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.765%)	6.890%	5/1/35	35,379	36,344 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.771%)	6.590%	8/1/44	792,887	823,195 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.778%)	6.479%	3/1/36	5,179	5,298 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.798%)	6.719%	9/1/42	$348,940	$361,860 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.810%)	6.798%	10/1/40	178,386	184,879 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.811%)	6.682%	1/1/41	91,095	94,684 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.812%)	6.579%	9/1/40	28,184	29,273 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.820%)	6.695%	12/1/35	10,524	10,890 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.838%)	6.801%	5/1/35	26,798	27,706 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.844%)	6.594%	9/1/37	244	252 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.864%)	6.686%	6/1/36	6,876	7,093 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.867%)	6.736%	5/1/37	59,317	60,962 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.876%)	6.501%	8/1/36	29,928	30,771 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.915%)	6.801%	8/1/37	15,614	16,174 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.377%)	7.200%	3/1/36	7,826	8,197 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 1.999%)	6.203%	12/1/34	2,776	2,841 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.002%)	7.002%	9/1/34	3,296	3,365 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.046%)	6.249%	12/1/33	$31,387	$32,016 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.056%)	6.225%	2/1/37	10,985	11,204 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.075%)	6.075%	3/1/33	15,908	16,207 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.083%)	6.227%	4/1/40	14,736	15,112 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.135%)	6.178%	5/1/36	13,596	13,947 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.155%)	6.405%	1/1/33	6,122	6,272 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.162%)	6.305%	12/1/37	11,627	12,071 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.163%)	6.371%	9/1/35	35,029	36,004 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.175%)	6.675%	6/1/32	19	19 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.178%)	6.709%	9/1/33	1,046	1,053 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.185%)	6.307%	5/1/36	6,047	6,205 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.189%)	6.430%	9/1/39	132	133 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.190%)	6.902%	10/1/34	30,149	30,995 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.191%)	6.546%	9/1/39	19,712	20,283 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.193%)	6.443%	2/1/35	$12,266	$12,643 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.202%)	6.397%	12/1/40	19,469	20,017 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.210%)	6.425%	12/1/34	24,340	25,234 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.215%)	6.215%	8/1/28	1	1 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.215%)	6.354%	8/1/29	26	26 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.221%)	6.426%	12/1/40	291,420	301,210 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.223%)	6.223%	6/1/35	11,389	11,731 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.223%)	6.434%	7/1/38	70,941	72,763 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.230%)	6.230%	7/1/35	13,265	13,604 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.242%)	6.478%	12/1/40	89,683	92,941 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.244%)	6.289%	3/1/38	2,140	2,194 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.252%)	6.593%	9/1/35	28,135	28,880 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.256%)	6.302%	8/1/39	1,241	1,272 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.260%)	6.334%	4/1/34	18,388	18,863 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.273%)	6.398%	11/1/34	$6,914	$7,121 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.277%)	7.235%	10/1/33	736	764 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.290%)	6.290%	5/1/33	14,887	15,312 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.290%)	6.585%	8/1/36	42,714	44,307 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.303%)	7.109%	10/1/34	6,536	6,741 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.317%)	6.475%	7/1/33	40	40 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.366%)	6.523%	1/1/32	719	725 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.405%)	6.571%	7/1/28	97	97 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.442%)	6.716%	5/1/35	5,306	5,477 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.458%)	6.467%	5/1/33	724	729 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.515%)	7.015%	1/1/28	4	4 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 3.258%)	7.258%	12/1/30	60	60 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.400%)	5.621%	6/1/40- 11/1/40	14,266	14,387 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.665%)	5.890%	11/1/35	13,187	13,398 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.674%)	5.881%	11/1/35	$6,959	$7,093 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.827%)	6.034%	11/1/35	8,514	8,693 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.836%)	6.044%	11/1/35	4,750	4,823 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.849%)	6.052%	11/1/35	54,354	55,008 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.856%)	6.059%	11/1/35	8,984	9,167 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.902%)	6.089%	11/1/35	9,119	9,243 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.908%)	6.118%	11/1/35	18,060	18,387 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.922%)	6.114%	10/1/35	49,060	50,213 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.997%)	6.166%	11/1/35	12,046	12,255 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.004%)	6.215%	11/1/35	64,731	66,491 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.088%)	6.285%	10/1/35	111,658	114,641 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.217%)	6.436%	10/1/36	17,822	18,375 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.242%)	6.434%	5/1/36	24,025	24,794 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.258%)	6.460%	9/1/36	12,838	13,310 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 0.845%)	5.470%	11/1/33	$159	$158 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.170%)	5.795%	3/1/28	279	279 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.337%)	6.005%	9/1/27	333	335 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.355%)	6.105%	5/1/32	342	343 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.355%)	5.980%	9/1/33	46	46 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.412%)	6.109%	8/1/33	1,539	1,572 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.430%)	6.055%	2/1/36	68,952	69,763 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.475%)	6.120%	3/1/35	29,298	29,830 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.494%)	6.119%	4/1/36	1,287	1,300 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.497%)	6.143%	5/1/36	5,597	5,754 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.498%)	6.123%	11/1/35	1,978	2,011 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.510%)	6.133%	2/1/33	35,099	35,515 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.515%)	6.115%	1/1/35	1,063	1,091 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.518%)	6.143%	11/1/33	97	97 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	6.175%	5/1/33- 3/1/36	$3,924	$3,990 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	6.203%	3/1/34	1,751	1,798 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	6.188%	4/1/36	2,583	2,626 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	6.145%	6/1/35	4,797	4,934 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	6.133%	7/1/35	3,078	3,111 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.570%)	6.195%	11/1/35	186,841	192,364 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.600%)	6.197%	6/1/34	42,061	42,538 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.661%)	6.286%	4/1/36	1,379	1,422 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.745%)	6.313%	2/1/35	7,804	8,064 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.770%)	6.395%	11/1/34	10,028	10,107 (a)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.187%	10/1/27	22	22 (a)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.387%	8/1/28	4,764	4,711 (a)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.695%)	4.643%	8/1/29	1,046	1,041 (a)
Total FNMA				47,882,619
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
GNMA — 10.9%
Government National Mortgage Association (GNMA) II	5.000%	11/20/54- 4/20/55	$8,916,807	$8,883,665
Government National Mortgage Association (GNMA) II	6.500%	6/20/55	5,874,932	6,048,831
Government National Mortgage Association (GNMA) II	6.000%	7/20/55- 8/20/55	11,776,120	11,991,983
Total GNMA				26,924,479

Total Mortgage-Backed Securities (Cost — $99,003,610)				99,567,291
U.S. Government & Agency Obligations — 29.0%
U.S. Government Agencies — 0.5%
Export-Import Bank of the United States, Secured Notes	2.628%	11/12/26	357,096	352,273
United States International Development Finance Corp., Senior Notes	4.010%	5/15/30	935,000	931,073
Total U.S. Government Agencies				1,283,346
U.S. Government Obligations — 28.5%
U.S. Treasury Notes	4.500%	11/15/25	14,000,000	14,006,449
U.S. Treasury Notes	4.875%	4/30/26	7,700,000	7,745,559
U.S. Treasury Notes	4.250%	11/30/26	5,000,000	5,030,273
U.S. Treasury Notes	4.125%	2/28/27	10,000,000	10,061,133
U.S. Treasury Notes	4.500%	4/15/27	13,000,000	13,162,246
U.S. Treasury Notes	4.375%	7/15/27	10,000,000	10,126,758
U.S. Treasury Notes	4.125%	9/30/27	10,000,000	10,097,461
Total U.S. Government Obligations				70,229,879

Total U.S. Government & Agency Obligations (Cost — $71,324,219)				71,513,225
Collateralized Mortgage Obligations(c) — 26.5%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K053 A2	2.995%	12/25/25	986,470	982,240
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF30 A (30 Day Average SOFR + 0.484%)	4.839%	3/25/27	15,552	15,544 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF40 A (30 Day Average SOFR + 0.454%)	4.809%	11/25/27	123,934	123,723 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF43 A (30 Day Average SOFR + 0.354%)	4.709%	1/25/28	$383,785	$381,825 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF48 A (30 Day Average SOFR + 0.404%)	4.759%	6/25/28	271,629	270,478 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF56 A (30 Day Average SOFR + 0.674%)	5.029%	11/25/28	489,051	489,651 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF57 A (30 Day Average SOFR + 0.654%)	5.009%	12/25/28	713,203	713,253 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF58 A (30 Day Average SOFR + 0.614%)	4.969%	1/25/26	148,075	147,991 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF59 A (30 Day Average SOFR + 0.654%)	5.009%	2/25/29	498,798	499,517 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF60 A (30 Day Average SOFR + 0.604%)	4.959%	2/25/26	316,542	316,669 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF61 A (30 Day Average SOFR + 0.644%)	4.999%	3/25/29	1,240,199	1,240,116 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF62 A (30 Day Average SOFR + 0.594%)	4.949%	4/25/26	653,791	653,913 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF63 A (30 Day Average SOFR + 0.554%)	4.909%	5/25/29	1,014,382	1,014,315 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF64 A (30 Day Average SOFR + 0.554%)	4.909%	6/25/26	$463,201	$463,090 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF65 A (30 Day Average SOFR + 0.634%)	4.989%	7/25/29	600,669	601,101 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF67 A (30 Day Average SOFR + 0.634%)	4.989%	8/25/29	593,264	594,384 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF68 A (30 Day Average SOFR + 0.604%)	4.959%	7/25/26	549,892	550,064 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF70 A (30 Day Average SOFR + 0.634%)	4.989%	9/25/29	221,443	221,482 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF72 A (30 Day Average SOFR + 0.614%)	4.969%	10/25/26	79,252	79,234 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF75 AL (30 Day Average SOFR + 0.624%)	4.979%	12/25/29	1,322,461	1,326,010 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF77 AL (30 Day Average SOFR + 0.814%)	5.169%	2/25/27	587,005	588,039 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF78 AL (30 Day Average SOFR + 0.914%)	5.269%	3/25/30	974,464	979,863 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF79 AL (30 Day Average SOFR + 0.584%)	4.939%	5/25/30	1,029,054	1,029,499 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF80 AL (30 Day Average SOFR + 0.554%)	4.909%	6/25/30	$864,319	$863,996 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF81 AL (30 Day Average SOFR + 0.474%)	4.829%	6/25/27	247,756	247,602 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF82 AL (30 Day Average SOFR + 0.484%)	4.839%	6/25/30	791,847	791,819 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF83 AL (30 Day Average SOFR + 0.474%)	4.829%	6/25/30	408,223	408,039 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF84 AL (30 Day Average SOFR + 0.414%)	4.769%	7/25/30	964,031	961,392 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF85 AL (30 Day Average SOFR + 0.414%)	4.769%	8/25/30	254,895	254,314 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF86 AL (30 Day Average SOFR + 0.404%)	4.759%	8/25/27	626,913	626,171 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF87 AL (30 Day Average SOFR + 0.464%)	4.819%	8/25/30	906,408	904,823 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF88 AL (30 Day Average SOFR + 0.444%)	4.799%	9/25/30	693,244	692,613 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF89 AL (30 Day Average SOFR + 0.434%)	4.789%	9/25/30	1,233,512	1,229,217 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF94 AL (30 Day Average SOFR + 0.414%)	4.769%	11/25/30	$505,656	$503,151 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF96 AL (30 Day Average SOFR + 0.374%)	4.729%	12/25/30	1,034,698	1,028,975 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF98 AL (30 Day Average SOFR + 0.284%)	4.639%	12/25/30	608,717	608,129 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF99 AS (30 Day Average SOFR + 0.200%)	4.555%	12/25/30	987,883	976,327 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF129 AS (30 Day Average SOFR + 0.250%)	4.605%	1/25/29	609,924	605,841 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF130 AS (30 Day Average SOFR + 0.290%)	4.645%	1/25/29	2,357,156	2,344,588 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF132 AS (30 Day Average SOFR + 0.390%)	4.745%	2/25/32	1,274,012	1,268,160 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF135 AS (30 Day Average SOFR + 0.370%)	4.725%	5/25/29	2,141,316	2,134,172 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF137 AS (30 Day Average SOFR + 0.450%)	4.805%	4/25/32	1,613,927	1,609,896 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF138 AS (30 Day Average SOFR + 0.480%)	4.835%	6/25/32	2,280,809	2,275,094 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF139 AS (30 Day Average SOFR + 0.540%)	4.895%	6/25/32	$2,058,791	$2,053,628 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF160 AS (30 Day Average SOFR + 0.700%)	5.055%	10/25/30	1,065,156	1,069,154 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF163 AS (30 Day Average SOFR + 0.580%)	4.935%	4/25/34	1,027,716	1,029,356 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF164 AS (30 Day Average SOFR + 0.570%)	4.925%	10/25/34	1,945,983	1,948,142 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-F112 AS (30 Day Average SOFR + 0.230%)	4.585%	4/25/31	596,801	591,771 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3736 FN (30 Day Average SOFR + 0.564%)	4.937%	10/15/40	851,090	844,164 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4952 PD, PAC	2.000%	2/25/50	760,292	643,308
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5009 BH	0.750%	5/25/44	1,306,211	1,048,791
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5517 FH (30 Day Average SOFR + 1.150%)	5.506%	3/25/55	1,116,825	1,125,119 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5537 FC (30 Day Average SOFR + 1.150%)	5.506%	5/25/55	1,185,049	1,188,430 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5568 FG (30 Day Average SOFR + 1.100%)	5.456%	8/25/55	1,162,983	1,165,506 (a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 413 F23 (30 Day Average SOFR + 1.050%)	5.406%	5/25/54	719,738	720,844 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M42 A1	0.785%	7/25/30	1,529,420	1,475,249
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2011-96 FA (30 Day Average SOFR + 0.564%)	4.921%	10/25/41	$963,247	$959,599 (a)
Federal National Mortgage Association (FNMA) REMIC, 2013-3 BQ, PAC	1.750%	1/25/43	792,901	701,710
Federal National Mortgage Association (FNMA) REMIC, 2016-62 FH (30 Day Average SOFR + 0.514%)	4.871%	9/25/46	560,597	556,148 (a)
Federal National Mortgage Association (FNMA) REMIC, 2016-75 FC (30 Day Average SOFR + 0.514%)	4.871%	10/25/46	487,968	486,145 (a)
Federal National Mortgage Association (FNMA) REMIC, 2017-20 JA, PAC	3.000%	10/25/45	615,797	602,958
Federal National Mortgage Association (FNMA) REMIC, 2018-70 HF (30 Day Average SOFR + 0.464%)	4.821%	10/25/58	1,075,920	1,053,601 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-38 CF (30 Day Average SOFR + 0.564%)	4.921%	7/25/49	1,334,039	1,302,783 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-47 FB (30 Day Average SOFR + 0.514%)	4.871%	5/25/40	308,399	305,074 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-8 FA (30 Day Average SOFR + 1.050%)	5.406%	3/25/54	622,987	625,932 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-33 KF, PAC (30 Day Average SOFR + 0.950%)	5.306%	1/25/54	636,695	639,347 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-54 FC (30 Day Average SOFR + 0.970%)	5.326%	8/25/54	1,028,912	1,033,785 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-98 FA (30 Day Average SOFR + 1.150%)	5.506%	12/25/53	448,817	450,589 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-103 FB (30 Day Average SOFR + 0.950%)	5.306%	1/25/55	1,235,452	1,237,940 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-105 FC (30 Day Average SOFR + 1.000%)	5.356%	1/25/55	1,336,982	1,339,016 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2025-55 FG (30 Day Average SOFR + 1.100%)	5.456%	7/25/55	$1,178,036	$1,179,027 (a)
Federal National Mortgage Association (FNMA) REMIC, 2025-59 FD (30 Day Average SOFR + 1.100%)	5.456%	8/25/55	1,213,474	1,212,089 (a)
Government National Mortgage Association (GNMA), 2007-20 FM (1 mo. Term SOFR + 0.414%)	4.550%	4/20/37	956,683	956,514 (a)
Government National Mortgage Association (GNMA), 2010-12 FD (1 mo. Term SOFR + 0.714%)	4.861%	1/16/40	768,679	768,947 (a)
Government National Mortgage Association (GNMA), 2011-80 FC (1 mo. Term SOFR + 0.444%)	4.580%	6/20/41	1,322,278	1,309,721 (a)

Total Collateralized Mortgage Obligations (Cost — $66,084,072)				65,240,707
Corporate Bonds & Notes — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Reliance Industries Ltd., Senior Notes	2.060%	1/15/26	125,000	123,962
Reliance Industries Ltd., Senior Notes	2.512%	1/15/26	93,750	93,160

Total Corporate Bonds & Notes (Cost — $218,691)				217,122
Total Investments before Short-Term Investments (Cost — $236,630,592)				236,538,345
			Shares
Short-Term Investments — 6.9%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $16,930,296)	4.032%		16,930,296	16,930,296 (d)(e)(f)
Total Investments — 103.0% (Cost — $253,560,888)				253,468,641
Liabilities in Excess of Other Assets — (3.0)%				(7,469,195)
Total Net Assets — 100.0%				$245,999,446

See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2025, the Fund held TBA securities with a total cost of $5,052,930 (Note 1(c)).
(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated
Companies was $16,930,296 and the cost was $16,930,296 (Note 6).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
IBOR	—	Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	235	12/25	$49,008,575	$48,973,633	$(34,942)
Contracts to Sell:
U.S. Treasury 5-Year Notes	122	12/25	13,355,020	13,321,828	33,192
U.S. Treasury Long-Term Bonds	78	12/25	8,955,268	9,094,312	(139,044)
U.S. Treasury Ultra 10-Year Notes	48	12/25	5,497,434	5,523,750	(26,316)
					(132,168)
Net unrealized depreciation on open futures contracts					$(167,110)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
September 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $236,630,592)	$236,538,345
Investments in affiliated securities, at value (Cost — $16,930,296)	16,930,296
Dividends receivable from unaffiliated investments	1,410,754
Deposits with brokers for open futures contracts	597,477
Dividends receivable from affiliated investments	81,858
Receivable for securities sold	64,865
Receivable from brokers — net variation margin on open futures contracts	43,438
Total Assets	255,667,033
Liabilities:
Payable for purchases of TBA securities (Note 1(c))	5,052,930
Payable for Fund shares repurchased	4,553,798
Investment management fee payable	50,929
Payable for securities purchased	9,930
Total Liabilities	9,667,587
Total Net Assets	$245,999,446
Net Assets:
Paid-in capital	$272,907,773
Total distributable earnings (loss)	(26,908,327)
Total Net Assets	$245,999,446
Shares Outstanding	2,701,000
Net Asset Value	$91.08
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended September 30, 2025

Investment Income:
Interest	$5,175,529
Dividends from affiliated investments	318,639
Total Investment Income	5,494,168
Expenses:
Investment management fee (Note 2)	289,157
Total Expenses	289,157
Less: Fee waivers and/or expense reimbursements (Note 2)	(10,475)
Net Expenses	278,682
Net Investment Income	5,215,486
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	211,265
Futures contracts	11,679
Net Realized Gain	222,944
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	791,170
Futures contracts	(271,190)
Change in Net Unrealized Appreciation (Depreciation)	519,980
Net Gain on Investments and Futures Contracts	742,924
Increase in Net Assets From Operations	$5,958,410
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$5,215,486	$8,003,867
Net realized gain (loss)	222,944	(271,247)
Change in net unrealized appreciation (depreciation)	519,980	1,819,900
Increase in Net Assets From Operations	5,958,410	9,552,520
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(5,242,561)	(7,999,930)
Decrease in Net Assets From Distributions to Shareholders	(5,242,561)	(7,999,930)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (500,000 and 1,150,000 shares issued, respectively)	45,314,531	103,973,729
Cost of shares repurchased (225,000 and 375,000 shares repurchased, respectively)	(20,439,391)	(33,930,627)
Increase in Net Assets From Fund Share Transactions	24,875,140	70,043,102
Increase in Net Assets	25,590,989	71,595,692
Net Assets:
Beginning of period	220,408,457	148,812,765
End of period	$245,999,446	$220,408,457
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$90.85	$90.13	$90.45	$92.17	$95.24	$94.84
Income (loss) from operations:
Net investment income	2.05	4.19	3.75	1.65	0.41	0.79
Net realized and unrealized gain (loss)	0.27	0.84	(0.12)	(1.46)	(2.72)	0.89
Total income (loss) from operations	2.32	5.03	3.63	0.19	(2.31)	1.68
Less distributions from:
Net investment income	(2.09)	(4.31)	(3.95)	(1.91)	(0.76)	(1.28)
Total distributions	(2.09)	(4.31)	(3.95)	(1.91)	(0.76)	(1.28)
Net asset value, end of period	$91.08	$90.85	$90.13	$90.45	$92.17	$95.24
Total return, based on NAV[3]	2.60%	5.73%	4.13%	0.24%	(2.45)%	1.77%
Net assets, end of period (millions)	$246	$220	$149	$204	$360	$436
Ratios to average net assets:
Gross expenses	0.25%[4]	0.25%	0.25%	0.25%	0.30%	0.37%
Net expenses[5]	0.24 [4]	0.23	0.24	0.24	0.25	0.24
Net investment income	4.51 [4]	4.64	4.17	1.82	0.43	0.82
Portfolio turnover rate	32%	74%	106%[6]	197%[6]	157%[6]	210%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 85%, 108%, 84% and 190%.

See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Short Duration U.S. Government ETF (the “Fund”) is a separate diversified investment series of Franklin ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$99,567,291	—	$99,567,291
U.S. Government & Agency Obligations	—	71,513,225	—	71,513,225
Collateralized Mortgage Obligations	—	65,240,707	—	65,240,707
Corporate Bonds & Notes	—	217,122	—	217,122
Total Long-Term Investments	—	236,538,345	—	236,538,345
Short-Term Investments†	$16,930,296	—	—	16,930,296
Total Investments	$16,930,296	$236,538,345	—	$253,468,641

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$33,192	—	—	$33,192
Total	$16,963,488	$236,538,345	—	$253,501,833
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$200,302	—	—	$200,302

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(e) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of September 30, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Adviser, Inc. (“Franklin Advisers”) is the Fund’s investment manager and Franklin Templeton Services, LLC (“Franklin Templeton Services”) is the Fund’s Administrative manager.  Franklin Advisers and Franklin Templeton Services are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
The Fund pays Franklin Advisers a unified management fee for managing the Fund’s assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Fund effective October 1, 2021, Franklin Advisers reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The Fund pays gross effective investment management fees 0.25% per year on the average daily net assets of the Fund.
Under an agreement with Franklin Advisers, Franklin Templeton Services provides administrative services to the Fund. The fee is paid by Franklin Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
3. Investments
During the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$102,651,802
Sales	66,580,701
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$253,579,426	$1,074,714	$(1,185,499)	$(110,785)
Futures contracts	—	33,192	(200,302)	(167,110)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$33,192

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$200,302

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$11,679

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(271,190)

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$47,385,683
Futures contracts (to sell)	19,745,798

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 25,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended September 30, 2025. The following transactions were effected in such company for the six months ended September 30, 2025.

	Affiliate Value at March 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$8,116,963	$108,083,312	108,083,312	$99,269,979	99,269,979
Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$318,639	—	$16,930,296

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
7. Deferred capital losses
As of March 31, 2025, the Fund had deferred capital losses of $27,643,745, which have no expiration date, that will be available to offset future taxable capital gains.
8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Short Duration U.S. Government ETF 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Franklin Short Duration U.S. Government ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of Franklin ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to:  (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment

Franklin Short Duration U.S. Government ETF

performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund for various time periods ended December 31, 2024. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.  The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of the Fund’s performance results is below.
Franklin Short Duration U.S. Government ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Performance Universe for the Fund included the Fund and all retail and institutional short US government funds and exchange-traded funds. The Board noted that the Fund’s annualized total return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was equal to the median of its Performance Universe. The Board discussed with management the small size of the Fund’s Performance Universe, and that therefore no quintile information was available for the Fund.  The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, one other short US government fund, one short-intermediate investment-grade debt fund, five ultra-short obligation funds, and eight short investment-grade debt funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, and the actual total expense ratio was below the median of its Expense Group.  The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses.  The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Short Duration U.S. Government ETF

Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2024 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of
Franklin Short Duration U.S. Government ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board further noted that as of December 31, 2024, the Fund did not have an asset size that would likely enable it to achieve economies of scale.  The Board also noted management’s representation that for the fiscal year ended September 30, 2024, the Fund did not experience a profit. The Board recognized that there would not likely be any economies of scale for the Fund until its assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

Franklin Short Duration U.S. Government ETF

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Franklin
Short Duration U.S. Government ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisers, Inc.
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin Short Duration U.S. Government ETF
The Fund is a separate investment series of Franklin ETF Trust, a Delaware statutory trust.
Franklin Short Duration U.S. Government ETF
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Short Duration U.S. Government ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the  Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FTSD-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin ETF Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 28, 2025